Note 12 - Subordinated Debt (Details Textual) - Subordinated Debt [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 16, 2023	Mar. 02, 2023	Dec. 27, 2018
Debt Instrument, Face Amount		$ 2	$ 12	$ 8
Debt Instrument, Interest Rate, Stated Percentage	8.50%			6.50%